VALUE OF BUISNESS ACQUIRED (TABLES)	12 Months Ended
Dec. 31, 2012
Value Of Business Acquired [Abstract]
Value Of Business Acquired [Table Text Block]
	Gross	Accumulated
	Carrying	Amortization
	Amount	and Other(1)	Net

	(In Millions)
VOBA

December 31, 2012	$416	$(313)	$103

December 31, 2011	$416	$(319)	$97